UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Manalapan Oracle Capital Management LLC

Address:  1451 Route 34, Suite 302
          Farmingdale, New Jersey 07727


13F File Number: 028-13781

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Nicholas Davidge
Title:  Principal
Phone:  (203) 424-0825


Signature, Place and Date of Signing:

/s/ Nicholas Davidge           Farmingdale, New Jersey       November 12, 2010
--------------------------     ----------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  69

Form 13F Information Table Value Total:  $133,297
                                        (thousands)


List of Other Included Managers:

NONE


                                                    FORM 13F INFORMATION TABLE
                                                        September, 2010


COLUMN 1                        COLUMN 2          COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                 TITLE                       VALUE     SHRS OR  SH/ PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS             CUSIP    (X1000)   PRN AMT  PRN CALL   DISCRETION   MANGRS   SOLE   SHARED  NONE
A123 SYS INC                   COM                03739T108    513    57,242    SH           SOLE       NONE     57,242
ADA ES INC                     COM                005208103    132    27,535    SH           SOLE       NONE     27,535
ALLSCRIPTS HEALTHCARE SOLUTN   COM                01988P108  4,659   252,234    SH           SOLE       NONE    252,234
ALNYLAM PHARMACEUTICALS INC    COM                02043Q107  1,121    91,351    SH           SOLE       NONE     91,351
AMERICAN EAGLE OUTFITTERS NE   COM                02553E106  1,665   111,327    SH           SOLE       NONE    111,327
BAKER HUGHES INC               COM                057224107  5,871   137,824    SH           SOLE       NONE    137,824
BALLY TECHNOLOGIES INC         COM                05874B107    796    22,769    SH           SOLE       NONE     22,769
BANK OF AMERICA CORPORATION    COM                060505104  1,384   105,620    SH           SOLE       NONE    105,620
BARRICK GOLD CORP              COM                067901108    964    20,829    SH           SOLE       NONE     20,829
BRIGHAM EXPLORATION CO         COM                109178103  1,724    91,923    SH           SOLE       NONE     91,923
BRINKER INTL INC               COM                109641100    722    38,273    SH           SOLE       NONE     38,273
CALGON CARBON CORP             COM                129603106  2,267   156,339    SH           SOLE       NONE    156,339
CISCO SYS INC                  COM                17275R102  5,337   243,704    SH           SOLE       NONE    243,704
COEUR D ALENE MINES CORP IDA   COM NEW            192108504  2,637   132,390    SH           SOLE       NONE    132,390
COMVERGE INC                   COM                205859101  1,565   199,146    SH           SOLE       NONE    199,146
CONSOL ENERGY INC              COM                20854P109  1,148    31,048    SH           SOLE       NONE     31,048
CREE INC                       COM                225447101  1,472    27,105    SH           SOLE       NONE     27,105
DENBURY RES INC                COM NEW            247916208  6,309   397,058    SH           SOLE       NONE    397,058
EBAY INC                       COM                278642103  3,038   124,524    SH           SOLE       NONE    124,524
ELECTRONIC ARTS INC            COM                285512109  2,630   159,882    SH           SOLE       NONE    159,882
ENER1 INC                      COM NEW            29267A203  1,256   341,334    SH           SOLE       NONE    341,334
ENERNOC INC                    COM                292764107  1,179    37,584    SH           SOLE       NONE     37,584
FAIRCHILD SEMICONDUCTOR INTL   COM                303726103  4,306   458,096    SH           SOLE       NONE    458,096
FINISH LINE INC                CL A               317923100  1,535   110,362    SH           SOLE       NONE    110,362
FOOT LOCKER INC                COM                344849104  1,581   108,811    SH           SOLE       NONE    108,811
FORRESTER RESH INC             COM                346563109    506    15,292    SH           SOLE       NONE     15,292
FX ENERGY INC                  COM                302695101    682   164,652    SH           SOLE       NONE    164,652
GAP INC DEL                    COM                364760108  1,815    97,348    SH           SOLE       NONE     97,348
GARTNER INC                    COM                366651107  1,426    48,447    SH           SOLE       NONE     48,447
GENERAL CABLE CORP DEL NEW     COM                369300108  2,525    93,112    SH           SOLE       NONE     93,112
GENERAL ELECTRIC CO            COM                369604103  2,863   176,171    SH           SOLE       NONE    176,171
GLOBAL GEOPHYSICAL SVCS INC    COM                37946S107    700    95,956    SH           SOLE       NONE     95,956
GREAT BASIN GOLD LTD           COM                390124105  2,415   985,619    SH           SOLE       NONE    985,619
HEALTHWAYS INC                 COM                422245100    414    35,575    SH           SOLE       NONE     35,575
INTERNATIONAL COAL GRP INC N   COM                45928H106  1,239   232,899    SH           SOLE       NONE    232,899
ISIS PHARMACEUTICALS INC       COM                464330109  4,035   480,378    SH           SOLE       NONE    480,378
ITRON INC                      COM                465741106  1,666    27,212    SH           SOLE       NONE     27,212
JAGUAR MNG INC                 COM                47009M103    944   145,306    SH           SOLE       NONE    145,306
KROGER CO                      COM                501044101  2,494   115,145    SH           SOLE       NONE    115,145
KULICKE & SOFFA INDS INC       COM                501242101  2,383   385,052    SH           SOLE       NONE    385,052
LOWES COS INC                  COM                548661107  3,003   134,714    SH           SOLE       NONE    134,714
LSI INDS INC                   COM                50216C108    994   154,829    SH           SOLE       NONE    154,829
MACYS INC                      COM                55616P104  2,073    89,800    SH           SOLE       NONE     89,800
MASTERCARD INC                 CL A               57636Q104  2,240     9,998    SH           SOLE       NONE      9,998
MAXWELL TECHNOLOGIES INC       COM                577767106  1,588   108,708    SH           SOLE       NONE    108,708
MCDERMOTT INTL INC             COM                580037109  3,672   248,447    SH           SOLE       NONE    248,447
METABOLIX INC                  COM                591018809    253    20,093    SH           SOLE       NONE     20,093
NABORS INDUSTRIES LTD          SHS                G6359F103  3,256   180,295    SH           SOLE       NONE    180,295
OWENS CORNING NEW              COM                690742101    886    34,556    SH           SOLE       NONE     34,556
PETROHAWK ENERGY CORP          COM                716495106  1,512    93,681    SH           SOLE       NONE     93,681
PFIZER INC                     COM                717081103  2,858   166,462    SH           SOLE       NONE    166,462
POWER INTEGRATIONS INC         COM                739276103  1,812    56,998    SH           SOLE       NONE     56,998
PROSHARES TR                   PSHS ULTSH 20YRS   74347R297  1,294    41,398    SH           SOLE       NONE     41,398
RANGE RES CORP                 COM                75281A109    592    15,524    SH           SOLE       NONE     15,524
RF MICRODEVICES INC            COM                749941100  3,900   635,141    SH           SOLE       NONE    635,141
RUBY TUESDAY INC               COM                781182100  3,372   284,063    SH           SOLE       NONE    284,063
RUTHS HOSPITALITY GROUP INC    COM                783332109  1,073   267,689    SH           SOLE       NONE    267,689
SARA LEE CORP                  COM                803111103  2,338   174,100    SH           SOLE       NONE    174,100
SHAW GROUP INC                 COM                820280105  4,097   122,068    SH           SOLE       NONE    122,068
SLM CORP                       COM                78442P106  1,074    92,950    SH           SOLE       NONE     92,950
SM ENERGY CO                   COM                78454L100  2,795    74,620    SH           SOLE       NONE     74,620
TASEKO MINES LTD               COM                876511106  1,258   241,984    SH           SOLE       NONE    241,984
THERMOGENESIS CORP             COM PAR $0.001     883623308    747   258,585    SH           SOLE       NONE    258,585
UQM TECHNOLOGIES INC           COM                903213106    742   289,888    SH           SOLE       NONE    289,888
VEECO INSTRS INC DEL           COM                922417100  1,196    34,289    SH           SOLE       NONE     34,289
VICAL INC                      COM                925602104    216    96,776    SH           SOLE       NONE     96,776
WEATHERFORD INTERNATIONAL LT   REG                H27013103    901    52,687    SH           SOLE       NONE     52,687
WHIRLPOOL CORP                 COM                963320106    417     5,152    SH           SOLE       NONE      5,152
WMS INDS INC                   COM                929297109  1,221    32,082    SH           SOLE       NONE     32,082


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